Long - Term Debt - Credit Facilities 2 (Details) $ in Thousands			11 Months Ended	12 Months Ended
	Sep. 24, 2019 USD ($)	Sep. 23, 2019 USD ($)	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2019 USD ($) Unit Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel			19	43
Amount drawn down				$ 327,500	$ 8,125	$ 54,800
Outstanding amount				912,849	889,176
Repayments of debt				$ 262,810	$ 0	$ 0
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date				Sep. 19, 2019
Amount drawn down		$ 38,500
Line of Credit Facility, Number of Repayment Instalments				1
Line of Credit Facility, Expiration Date				Sep. 24, 2024
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Outstanding amount				$ 38,500
$55.7 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel				3
Line of credit facility issuance date				Aug. 11, 2017
Line of credit facility maximum borrowing capacity				$ 55,650
Line of Credit Facility, Expiration Date				Dec. 31, 2020
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Loan margin percentage				2.75%
Outstanding amount		50,961	$ 54,025
Repayments of debt		$ 50,961
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Instalments				4
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 350
Line of Credit Facility, Date of First Required Payment				Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 18,000
Outstanding amount				$ 19,400
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Instalments				4
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 200
Line of Credit Facility, Date of First Required Payment				Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 9,700
Outstanding amount				$ 10,500
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Instalments				4
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 850
Line of Credit Facility, Date of First Required Payment				Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 22,350
Outstanding amount				$ 25,750
$24.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date				Aug. 11, 2017
Line of credit facility maximum borrowing capacity				$ 24,500
Line of Credit Facility, Number of Repayment Instalments				4
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 650
Line of Credit Facility, Date of First Required Payment				Mar. 31, 2020
Line of Credit Facility, Expiration Date				Dec. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 21,900
Long-Term Debt Principal Amount Bearing Interest				$ 18,830
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Loan margin percentage				4.00%
Outstanding amount	$ 23,652		24,231
Repayments of debt	23,652
$65.3 Million ABN AMRO Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel				2
Line of credit facility issuance date				Aug. 30, 2017
Line of credit facility maximum borrowing capacity				$ 65,300
Line of Credit Facility, Number of Repayment Instalments | Unit				4
Line of Credit Facility, Periodic Payment				$ 1,125
Line of Credit Facility, Date of First Required Payment				Mar. 31, 2020
Line of Credit Facility, Expiration Date				Dec. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 60,800
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Outstanding amount	61,595		$ 64,254
Repayments of debt	$ 61,595
$65.3 Million ABN AMRO Credit Facility [Member] | Up to March 31, 2019 [Member]
Line of Credit Facility [Line Items]
Loan margin percentage				3.42%
$65.3 Million ABN AMRO Credit Facility [Member] | From March 31, 2019 and Afterwards [Member]
Line of Credit Facility [Line Items]
Loan margin percentage				3.50%